Property, Plant and Equipment, Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	₪ 34,981		₪ 28,249
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		$ 10,122
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	227		149
Laboratory equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		66
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	20		26
Office furniture and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		6
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	162		79
Computers [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		47
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost
Leasehold Improvements [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $
Factory Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	34,572		27,995
Factory Leasehold [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		$ 10,003
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,779		11,182
Additions	7,429		23,731
Deductions			(3,134)
Ending balance	39,208		31,779
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,226		3,428
Additions	136		98
Deductions			(300)
Ending balance	3,362		3,226
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	119		293
Additions			8
Deductions			(182)
Ending balance	119		119
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	439		356
Additions	129		83
Deductions
Ending balance	568		439
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,652
Additions
Deductions			(2,652)
Ending balance
Cost [Member] | Factory Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,995		4,453
Additions	7,164		23,542
Deductions
Ending balance	35,159		27,995
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,530		5,672
Additions	697		260
Deductions			(2,402)
Ending balance	4,227		3,530
Accumulated Depreciation [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,077		3,296
Additions	58		57
Deductions			(276)
Ending balance	3,135		3,077
Accumulated Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93		177
Additions	6		12
Deductions			(96)
Ending balance	99		93
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	360		310
Additions	46		50
Deductions
Ending balance	406		360
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,889
Additions			141
Deductions			(2,030)
Ending balance
Accumulated Depreciation [Member] | Factory Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Additions	587
Deductions
Ending balance	₪ 587